Schedule of Finance Costs (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Finance Costs
Interest expense on bank borrowings	$ 98,788	$ 125,836	$ 73,258	$ 52,697
Interest expense on bank borrowings	13,523	17,226	17,457	15,470
Interest expense on bank borrowings	$ 112,311	$ 143,062	$ 90,715	$ 68,167